Operating Lease - Summary of Supplemental Information Related to Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 187
Operating lease liabilities	$ 194
Operating leases - Weighted remaining lease term	139 days
Operating leases - Weighted average discount rate	4.75%